Other Current Assets	12 Months Ended
Dec. 31, 2025
Other Current Assets [Abstract]
OTHER CURRENT ASSETS	NOTE 3 – OTHER CURRENT ASSETS
	December 31,
	2025	2024

Prepaid and deferred expenses	98	21
Government Institutions	18	10
	116	31